As filed with the Securities and Exchange Commission on March 30, 2012
1933 Act Registration No. 333-68842
1940 Act Registration No. 811-03214

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 28 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 112 /X/

Lincoln National Variable Annuity Account C
(Exact Name of Registrant)

Multi-Fund® 5

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Charles A. Brawley, III, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on _________________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _________________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account C
Multi-Fund®
Multi-Fund® 5

Supplement dated March 30, 2012 to the May 1, 2011 Prospectus

This supplement outlines changes to your Multi-Fund® individual variable annuity prospectus that will apply to riders elected on or after April 2, 2012. It is for informational purposes only and requires no action on your part.

Lincoln Lifetime IncomeSM Advantage 2.0 – Beginning April 2, 2012, the Lincoln Lifetime IncomeSM Advantage 2.0 rider will no longer be available for purchase under your contract.

Please retain this supplement for future reference.

PART A

The prospectus for the Multi-Fund® 5 variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-68842) filed on April 15, 2011.

Supplement to the prospectus for the Multi-Fund® 5 variable annuity contract is incorporated herein by reference to 497 Filing filed on June 16, 2011.

Supplement to the prospectus for the Multi-Fund® 5 variable annuity contract is incorporated herein by reference to 497 Filing filed on September 13, 2011.

Supplement to the prospectus for the Multi-Fund® 5 variable annuity contract is incorporated herein by reference to 497 Filing filed on January 17, 2012.

PART B

The Statement of Additional Information for the Multi-Fund® 5 variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-68842) filed on April 1, 2011.

Financial Statements
The December 31, 2011 financial statements of the VAA and the December 31, 2011 consolidated financial statements of Lincoln Life appear on the following pages.

<MODULE>
<NAME> LNL-GAAP2011
<CIK> 0000726865
<CCC> sdtaqk*2
</MODULE>
<MODULE>
<NAME> LLACCTC_2011
<CIK> 0000353894
<CCC> 4rbyimd*
</MODULE>

Lincoln National Variable Annuity Account C

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

2. Part B

The following financial statements for the Variable Account are included in Part B of this Registration Statement.

Statement of Assets and Liabilities - December 31, 2011
Statement of Operations - Year ended December 31, 2011
Statements of Changes in Net Assets - Years ended December 31, 2011 and 2010
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement.

Consolidated Balance Sheets - Years ended December 31, 2011 and 2010
Consolidated Statements of Income - Years ended December 31, 2011, 2010 and 2009
Consolidated Statements of Shareholder’s Equity - Years ended December 31, 2011, 2010 and 2009
Consolidated Statements of Cash Flows - Years ended December 31, 2011, 2010 and 2009
Notes to Consolidated Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on April 22, 1999.

(2) Not Applicable

(3) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-25990) filed on April 22, 1999.

(b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

(c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

(d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(b) Estate Enhancement Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(c) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

(d) Bonus Credit Rider incorporated herein by reference to Post-Effective Amendment No.3 (File No. 333-36304) filed on August 8, 2001.

(e) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(f) Annuity Payment Option Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

(g) DCA Fixed Account Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

(h) Fixed Account Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

(i) Accumulated Benefit Enhancement (ABE) Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

(j) Income4Life(SM) Rider for Qualified contracts incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

(k) Income4Life(SM) Rider for Non-Qualified contracts incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

(l) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-68842) filed on October 11, 2002.

(m) i4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-68842) filed on October 11, 2002.

(n) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(o) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(p) Roth IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(q) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(r) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(s) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(t) I4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(u) I4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(v) Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(w) Accumulated Benefit Enhancement (ABE) Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(x) Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(y) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-68842) filed on April 10, 2003.

(z) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(aa) I4L-NQ-PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-68842) filed on April 21, 2004.

(bb) I4L-Q-PR 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-68842) filed on April 21, 2004.

(cc) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.

(dd) Variable Annuity Income Rider (I4LA-MF5-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-68842) filed on August 18, 2005.

(ee) Variable Annuity Income Rider (I4LA-MF5-Q-PR 9/05) incorporated herein by reference to Post-Effectie Amendment No. 8 (File No. 333-68842) filed on August 18, 2005.

(ff) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(gg) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(hh) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ii) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(jj) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(kk) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ll) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(mm) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-68842) filed on December 21, 2006.

(nn) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-68842) filed on April 18, 2007.

(oo) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-68842) filed on April 18, 2007.

(pp) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(qq) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(rr) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(ss) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(tt) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(uu) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

(vv) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(ww) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(xx) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(yy) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(zz) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(5) Application (MF 5 1/08) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(iv) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(v) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(vii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(ix) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(xii) Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008, as amended in Initial Registration on Form N-4 (File No. 333-179107) filed on January 20, 2012.

(a) Amendment dated July 16, 2010 incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-68842) filed on April 27, 2011.

(xiii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(xiv) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(xv) DWS Variable Series II (f/k/a Scudder/Kemper Investments) incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(xvi) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(xvii) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(c) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(viii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(xiii) Wells Fargo Variable Trust Funds

(9) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-68842) filed on December 10, 2001.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-170695) filed on March 30, 2012.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account C as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Mark E. Konen***	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Charles A. Brawley, III**	Vice President and Secretary
C. Phillip Elam, II***	Senior Vice President and Chief Investment Officer
Jeffrey D. Coutts***	Senior Vice President and Treasurer

*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**	Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of January 30, 2012 there were 345,512 contract owners under Account C.

Item 28. Indemnification

(a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Variable Insurance Products Trust; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Jeffrey D. Coutts****	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President and Director
Linda E. Woodward***	Secretary

*	Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
****	Principal Business address is 100 N. Greene Street, Greensboro, NC 27401

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 28 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 30th day of March, 2012.

Lincoln National Variable Annuity Account C (Registrant) Multi-Fund® 5
By:	/s/ Delson R. Campbell Delson R. Campbell Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Brian A. Kroll Brian A. Kroll (Signature-Officer of Depositor) Senior Vice President, The Lincoln National Life Insurance Company (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 30, 2012.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Charles C. Cornelio	Executive Vice President, Chief Administrative Officer and Director
* C. Phillip Elam II	Senior Vice President and Chief Investment Officer
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Mark E. Konen	Senior Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Delson R. Campbell Delson R. Campbell	Pursuant to a Power of Attorney